Other disclosures - Capital Ratio (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other disclosures
Level 1 ordinary eligible capital (millions of euros)	€ 70,864	€ 69,399
Level 1 additional eligible capital (millions of euros)	9,109	9,102
Level 2 eligible capital (millions of euros)	12,567	12,514
Risk-weighted assets (million euros)	€ 584,999	€ 562,580
Level 1 ordinary capital coefficient (CET 1) (as a percent)	12.11%	12.34%
Level 1 additional capital coefficient (AT1) (as a percent)	1.56%	1.61%
Level 1 phase in capital ratio (as a percent)	13.67%	13.95%
Level 2 capital coefficient (TIER 2) (as a percent)	2.15%	2.23%
Total capital coefficient (as a percent)	15.82%	16.18%